Note 13 - Income Tax (Details Textual) - USD ($) xbrli-pure in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 91,000	$ 92,000	$ 586,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	$ 586,000	$ 681,000
Open Tax Year	2014 2015 2016 2017 2018 2019
Cayman Islands 1 [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%	0.00%	0.00%
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 5,424,000
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	7,254,000
State and Local Jurisdiction [Member] | California Franchise Tax Board [Member]
Operating Loss Carryforwards, Total	$ 402,000